CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	$ 287,018	¥ 1,992,767	¥ 1,508,712		¥ 752,593
Adjustments to reconcile net income to net cash by operating activities:
Allowance for doubtful debts	9,589	66,575	11,884		4,167
Write-offs for doubtful debts	(1,272)	(8,832)
Inventory write-down	43,674	303,233	293,946		218,108
Depreciation of property and equipment	87,999	610,976	291,401		109,990
Amortization of intangible assets	52,424	363,977	289,644		250,221
Amortization of land use rights	5,424	37,657	2,785		689
Impairment loss on intangible assets					16,907
Loss on disposal of property and equipment	1,512	10,499	1,688		196
Share-based compensation expenses	68,508	475,653	302,941		225,494
Share of loss of affiliates	10,297	71,489	84,063		62,716
Impairment loss of investment	16,502	114,574	99,749		6,166
Interest income on held-to-maturity securities	(4,588)	(31,855)	(133,027)		(119,615)
Amortization of debt issuance cost	5,160	35,824	33,453		26,701
Changes in operating assets and liabilities:
Accounts receivable	(281,060)	(1,951,397)	(279,165)		(22,950)
Amounts due from related parties	4,357	30,251	(865)		(30,991)
Other receivables and prepayments	(46,548)	(323,182)	(1,094,085)		(526,476)
Inventories	(98,663)	(685,018)	(1,272,336)		(2,129,050)
Deferred tax assets	(1,457)	(10,119)	31,146		(165,791)
Accounts payable	223,736	1,553,400	643,370		2,855,375
Advance from customers	99,439	690,402	585,624	[1]	625,167
Accrued expenses and other current liabilities	(43,962)	(305,221)	537,300		1,073,047
Amounts due to related parties	(26,866)	(186,533)	131,182		19,776
Deferred income	8,000	55,549	(86,880)		63,158
Deferred tax liability	(11,415)	(79,256)	(67,444)		(52,936)
Net cash generated from operating activities	407,808	2,831,413	1,915,086		3,262,662
Cash flows from investing activities:
Purchase of property and equipment	(283,400)	(1,967,645)	(2,183,228)		(1,588,910)
Purchase of land use right	(28,754)	(199,642)	(118,256)		(82,680)
Government subsidies for land use right	34,577	240,069	19,550
Deposit related to acquisition of land use right	(89,042)	(618,219)	(1,873,553)		(44,476)
Proceed from disposal of property and equipment	1,928	13,385	204
Purchase of other assets	(738)	(5,121)	(9,388)		(28,964)
Purchase of held-to-maturity securities	(311,824)	(2,165,000)	(5,540,000)		(6,317,500)
Proceed from redemption of held-to-maturity securities upon maturities	479,978	3,332,482	7,633,963		5,004,546
Investment in affiliates and other investments	(8,401)	(58,327)	(523,643)		(463,093)
Acquisition of subsidiaries, net of cash acquired of RMB125, RMB30,303 and RMB19,490 in 2014, 2015 and 2016, respectively	(15,321)	(106,365)	(39,198)		(687,233)
Investment in available-for-sale securities	(14,016)	(97,314)	(246,953)
Prepayment for investment in affiliates and other investments			(48,000)		(40,503)
Increase in entrusted loan to an investee					(4,167)
Loan to the employees	(6,669)	(46,305)	(9,207)
Withdrawal of deposit for other investment	1,296	9,000
(Increase) decrease in restricted cash			400		(400)
Net cash used in investing activities	(240,386)	(1,669,002)	(2,937,309)		(4,253,380)
Cash flows from financing activities:
Proceeds from bank borrowings	432	3,000	669,463		1,053,992
Repayment to bank borrowings	(14,115)	(98,000)	(574,463)		(1,053,992)
Capital contributions from non-controlling interests	199	1,380	9,740		7,537
Acquisition of non-controlling interest	(16,079)	(111,636)
Repurchase of ordinary shares	(27,887)	(193,619)	(650,197)
Other capital contributions					4,225
Proceed from issuance of convertible notes					3,836,110
Issuance cost of convertible notes offering					(6,689)
Proceeds from issuance of ordinary shares upon exercise of stock options	829	5,747	6,323		10,950
Net cash provided by (used in) financing activities	(56,621)	(393,128)	(539,134)		3,852,133
Effect of exchange rate changes	2,293	15,910	94,990		(96,928)
Net increase (decrease) in cash and cash equivalents	113,094	785,193	(1,466,367)		2,764,487
Cash and cash equivalents at beginning of the period	478,808	3,324,384	4,790,751		2,026,264
Cash and cash equivalents at end of the period	591,902	4,109,577	3,324,384		4,790,751
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	12,271	85,195	85,775		57,851
Income tax paid	90,902	631,129	446,621		454,510
Supplemental disclosure of non-cash investing and financing activities:
Payables incurred for purchase of property and equipment	39,176	271,999	137,679		¥ 361,249
Payables for repurchase of ordinary shares (Note 15 & 21)			¥ 194,514
Payables for acquisition of a subsidiary (Note 3(b))	$ 10,709	¥ 74,352

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